FAIR VALUE MEASUREMENTS - Additional information (Details) - Digital Health Acquisition Corp. - USD ($)		3 Months Ended		12 Months Ended
	Oct. 20, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Assets held in trust account		$ 1,386,490		$ 1,368,637	$ 7,527,369
Amount withdrew from Trust Account				71,436	110,472,254
Redemption of common stock				$ 6,796,063	$ 110,472,254
Number of shares redeemed	10,805,877			6,796,063	10,805,877
Transfers between Level 1 and Level 2		0	$ 0	$ 0	$ 0
Transfers between Level 2 and Level 1		0	0	0	0
Transfers in of level 3		0	0	0	0
Transfers Out of level 3		0	$ 0	0	0
Money Market Funds
FAIR VALUE MEASUREMENTS
Assets held in trust account		$ 1,386,490		$ 1,368,637	$ 7,527,369